Basis of Presentation - Narrative (Details) $ in Thousands	3 Months Ended
	Jun. 30, 2018 segment	Mar. 31, 2018 segment	Jan. 01, 2018 USD ($)	Dec. 17, 2010
Acquired Indefinite-lived Intangible Assets [Line Items]
Number of reportable segments | segment	1	2
Accounting Standards Update 2017-12
Acquired Indefinite-lived Intangible Assets [Line Items]
Impact of adoption			$ 605
Accumulated Deficit | Accounting Standards Update 2017-12
Acquired Indefinite-lived Intangible Assets [Line Items]
Impact of adoption			(605)
Accumulated Deficit | Accounting Standards Update 2017-12 | New Accounting Pronouncement, Early Adoption, Effect
Acquired Indefinite-lived Intangible Assets [Line Items]
Impact of adoption			(605)
Accumulated Other Comprehensive Income (Loss) | Accounting Standards Update 2017-12
Acquired Indefinite-lived Intangible Assets [Line Items]
Impact of adoption			605
Accumulated Other Comprehensive Income (Loss) | Accounting Standards Update 2017-12 | Adjustments for New Accounting Principle, Early Adoption
Acquired Indefinite-lived Intangible Assets [Line Items]
Impact of adoption			$ 605
Merger Sub | Ascent Capital
Acquired Indefinite-lived Intangible Assets [Line Items]
Percentage of voting interests acquired				100.00%